Annual Fund Operating Expenses - Hartford Schroders China A Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	0.25%
Other expenses	3.15%
Total Expenses	4.30%
Fee waiver and/or expense reimbursement	2.85%	[1]
Total annual fund operating expenses	1.45%	[1]
Class C
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	1.00%
Other expenses	3.18%
Total Expenses	5.08%
Fee waiver and/or expense reimbursement	2.83%	[1]
Total annual fund operating expenses	2.25%	[1]
Class I
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	none
Other expenses	3.11%
Total Expenses	4.01%
Fee waiver and/or expense reimbursement	2.86%	[1]
Total annual fund operating expenses	1.15%	[1]
Class Y
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	none
Other expenses	3.05%
Total Expenses	3.95%
Fee waiver and/or expense reimbursement	2.84%	[1]
Total annual fund operating expenses	1.11%	[1]
Class F
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	none
Other expenses	2.95%
Total Expenses	3.85%
Fee waiver and/or expense reimbursement	2.86%	[1]
Total annual fund operating expenses	0.99%	[1]
Class SDR
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	none
Other expenses	2.95%
Total Expenses	3.85%
Fee waiver and/or expense reimbursement	2.86%	[1]
Total annual fund operating expenses	0.99%	[1]

[1]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.45% (Class A), 2.25% (Class C), 1.15% (Class I), 1.11% (Class Y), 0.99% (Class F), and 0.99% (Class SDR). This contractual arrangement will remain in effect until February 28, 2022 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.